Leasing Activity, Maturities of Lease Receivables (Details) $ in Millions	Dec. 31, 2019 USD ($)
Sales-type and Direct Financing Leases, Lease Receivable, Fiscal Year Maturity [Abstract]
2020, direct financing and sales-type leases	$ 5,953
2021, direct financing and sales-type leases	4,997
2022, direct financing and sales-type leases	2,951
2023, direct financing and sales-type leases	1,634
2024, direct financing and sales-type leases	862
Thereafter, direct financing and sales-type leases	1,717
Total lease receivable, direct financing and sales-type leases	18,114
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
2020, operating leases	883
2021, operating leases	614
2022, operating leases	434
2023, operating leases	298
2024, operating leases	199
Thereafter, operating leases	447
Total lease receivables, operating leases	$ 2,875